Geographic Information (Schedule Of Long-Lived Assets By Segment) (Details) (Geographic Concentration Risk [Member], Long-Lived Assets [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
United States Of America [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	13.50%	22.20%
China [Member]
Segment Reporting Information [Line Items]
Percentage of long-lived assets	12.70%	2.50%
The Netherlands [Member]
Segment Reporting Information [Line Items]
Long-Lived Assets	616.7	0	$ 0